Discontinued Operations (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Income (loss) from discontinued operations, pre-tax	$ (151)	$ (19)	$ (180)
Income (loss) from discontinued operations, net of tax	(93)	(10)	(115)
Environmental Matters [Member]
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Income (loss) from discontinued operations, pre-tax	3	31	(143)
Income (loss) from discontinued operations, net of tax	2	20	(91)
Spin-off of Teradata [Member]
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Income (loss) from discontinued operations, pre-tax	0	0	0
Income (loss) from discontinued operations, net of tax	6	3	0
Closure of the EFT Canadian Business [Member]
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Income (loss) from discontinued operations, pre-tax	(2)	0	(1)
Income (loss) from discontinued operations, net of tax	(1)	0	(1)
Divestiture of the Healthcare Business [Member]
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Income (loss) from discontinued operations, pre-tax	(5)	(7)	(5)
Income (loss) from discontinued operations, net of tax	(4)	(5)	(3)
Divestiture of the Entertainment Business [Member]
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Income (loss) from discontinued operations, pre-tax	(147)	(43)	(31)
Income (loss) from discontinued operations, net of tax	(96)	(28)	(20)
Entertainment Business [Member]
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Discontinued Operation, Revenue from Discontinued Operation During Phase-out Period, before Income Tax	$ 152	$ 99	$ 20